Nuveen ESG Emerging Markets Equity ETF [Member] Investment Risks - Nuveen ESG Emerging Markets Equity ETF	Oct. 31, 2025
Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider, a financial intermediary or the issuers of securities held by the Fund to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, its service providers or the issuers of securities held by the Fund may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Equity Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

ESG Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons based on the ESG criteria of the Index (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. Moreover, the Fund’s adherence to its ESG investment strategy when selecting securities may affect the Fund’s performance depending on whether such investments are in or out of favor. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy do not operate as expected when addressing ESG issues or exhibit positive ESG characteristics. Furthermore, data availability and reporting with respect to ESG criteria may not always be available or may become unreliable and the sub-adviser does not guarantee the accuracy of such data. ESG data may be incomplete or erroneous, which could cause the index provider to incorrectly assess a company’s ESG characteristics. Moreover, the third-party data providers may differ in the data they provide for a given security or between industries, or may only take into account one of many ESG-related components of a company. Additionally, the sub-adviser may not apply the relevant ESG criteria correctly causing it to assess inaccurately a company’s ESG characteristics.

Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial Services Sector Risk—The Fund currently invests a significant portion of its assets in the financial services sector, although this may change over time. Financial services companies are particularly sensitive to the adverse effects of economic recession; changes in government regulation; the availability of capital; volatile interest rates; and the health of the commercial and residential real estate markets.

Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Index Provider Risk—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, an index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs. Unusual market conditions may cause an index provider to postpone a scheduled rebalance. Such a postponement in a time of market volatility could mean a constituent that would otherwise be removed at rebalance may remain, causing the performance and constituents of the index to vary from those expected under normal conditions. Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.

Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets or in response to changing market conditions. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. In addition, because the Index selects securities for inclusion based on ESG criteria, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, tariffs, sanctions, and other trade restrictions, terrorism, geopolitical events, financial system instability, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments. Additionally, to the extent the rate of inflation increases, the value of the Fund’s assets may decline.

Market Trading Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risks—The Fund is an exchange-traded fund (“ETF”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. In addition, the Funds’ underlying portfolio holdings trade on foreign exchanges that may be closed when the national securities exchange on which the Fund’s shares trade is open (and vice versa), which may result in larger differences between the Fund’s NAV and its market price than those experienced by ETFs that invest in domestic securities. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.

Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Company Risk—Securities of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or broader market averages in general.
Service Provider Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.

Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Communication Services Sector Risk—The Fund currently invests a significant portion of its assets in the communication services sector, although this may change over time. Securities of companies in this sector can be significantly affected by intense competition, product compatibility, consumer preferences, technological innovation, and rapid product obsolescence. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive. These companies are also subject to risks relating to extensive government regulation. The costs of complying with governmental regulations, delays or failure to obtain financing or required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets or that are otherwise economically tied to emerging market countries. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect the Fund’s ability to evaluate potential portfolio companies. As a result, there could be less information about issuers in emerging market countries, which could negatively affect the ability of the Fund’s sub-adviser to evaluate local companies or their potential impact on the Fund’s performance. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries and may be subject to foreign government intervention, including the imposition of capital controls and/or sanctions. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad, as well as armed conflicts, sanctions imposed by the United States, terrorism, and different legal, regulatory and tax environments. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards. The Fund currently invests a significant portion of its assets in companies located in Hong Kong, although this may change over time. The Fund's investments in Hong Kong include companies that invest in China but operate through legal structures known as variable interest entities ("VIEs"), which are not formally recognized under Chinese law and are subject to the risk, among others, that China could cease to allow VIEs at any time or impose new restrictions on the structure, either of which could result in significant economic losses to the Hong Kong issuers and the Fund.

Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic Concentration Risk—To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region and/or the depositary receipts representing such securities, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies located in Hong Kong, although this may change over time.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries or sector, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries or sector.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.